Share capital (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of dividends [Table Text Block]
					Dividend
	Dividend			Dividend	reinvestment
Declaration date	per share	Record date	Payment date	payable	plan (i)
	$			$

February 16, 2016	0.04	March 31, 2016	April 15, 2016	4,248,000	7,144,004
May 4, 2016	0.04	June 30, 2016	July 15, 2016	4,259,000	11,594,125
August 4, 2016	0.04	September 30, 2016	October 14, 2016	4,264,000	4,460,148
November 9, 2016	0.04	December 31, 2016	January 16, 2017	4,266,000	4,591,999

	0.16			17,037,000

March 15, 2017	0.04	March 31, 2017	April 17, 2017	4,264,000	8,024,301
May 4, 2017	0.04	June 30, 2017	July 17, 2017	4,270,000	13,498,789
August 3, 2017	0.05	September 30, 2017	October 16, 2017	7,850,000	5,683,585
November 7, 2017	0.05	December 29, 2017	January 15, 2018	7,890,000	6,863,864

	0.18			24,274,000

Disclosure of objectives, policies and processes for managing capital [text block] [Table Text Block]
	December 31,	December 31,
	2017	2016
	$	$

Long-term debt	464,308	45,780
Total equity	1,894,405	1,214,304
Undrawn revolving credit facility (i)	201,969	150,000
	2,560,682	1,410,084